Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
C000243319
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Alpha Macro Fund
Without Sales Load [Member] | C000243319
Average Annual Return [Line Items]
Average Annual Return, Percent	18.73%	17.73%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	15.16%	18.72%
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Average Annual Return, Percent	9.11%	8.96%